CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 660.1	₽ 45,861.0	₽ 8,656.0	₽ 6,783.0
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	116.6	8,102.0	968.0	(2,100.0)
Reclassification adjustment, net of tax of nil				(103.0)
Foreign currency translation adjustment, net of tax of nil	116.6	8,102.0	968.0	(2,203.0)
Total other comprehensive (loss)/income	116.6	8,102.0	968.0	(2,203.0)
Total comprehensive income	776.7	53,963.0	9,624.0	4,580.0
Total comprehensive loss/(income) attributable to noncontrolling interests	(1.9)	(133.0)	120.0	15.0
Total comprehensive income attributable to Yandex N.V.	$ 774.8	₽ 53,830.0	₽ 9,744.0	₽ 4,595.0